Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investment [Abstract]
Investment

4. Investment

The Company owns 43,898 common shares in Lantern Pharma Inc. (NasdaqCM) (“Lantern” or “Lantern shares”) as a result of a prior license agreement made with Lantern Pharma in 2017. During June 2020 Lantern Pharma became publicly listed. As at September 30, 2021 the fair market value of the shares was $491. Accordingly, for the three months ended September 30, 2021 the Company has recognized a finance loss on the Lantern shares of $137 and a foreign exchange loss of $13 (2020: finance gain of $243 and foreign exchange gain of $28. For the nine months ended September 30, 2021 the Company has recognized a finance loss on the Lantern shares of $317 and a $37 foreign exchange loss (2020: finance gain of $654 and foreign exchange gain of $36.

6. Investment

The Company owns 43,898 common shares in Lantern Pharma Inc. (NasdaqCM) (“Lantern” or “Lantern shares”) as a result of a prior license agreement made with Lantern Pharma in 2017. During June 2020 Lantern Pharma became publicly listed. As at December 31, 2020 the fair market value of the shares was $845.

	December 31,
	2020 $	2019 $
Opening balance	137	137
Gain recognition	708	—
Ending balance	845	137